Segment reporting	6 Months Ended
Jun. 30, 2022
Segment reporting
Segment reporting
12.	Segment reporting

The Company operates from the Netherlands, Belgium, the United States of America, Japan, Switzerland, Germany, France and Canada. Revenues are generated by external customers with their main registered office geographically located as shown in the table below.

Following table summarizes our product net sales by country of sales:

Six Months Ended
(in thousands of $)	June 30, 2022
Product net sales	$
United States	94,349
Japan	1,514
Other*	133
Total	$95,996

* The product net sales relates to sales made outside of US and Japan and relates to named patient sale made with the US label.

We sell our products through a limited number of distributors and wholesellers. Four US customers represent approximately 92% of our product net sales during six months ended June 30, 2022.

Following table summarizes our collaboration revenue generated by external customers with their main registered office geographically located as shown in the table below:

	Six Months Ended	Six Months Ended
(in thousands of $)	June 30, 2022	June 30, 2021
United States	$—	$317,258
China	2,610	151,903
Other	—	1,237
Total	$2,610	$470,398

The non-current assets of the Company, with the exception of the deferred tax assets, are geographically located as shown in the table below:

	As of
	June 30,	December 31,
(in thousands of $)	2022	2021
Belgium	$259,693	$268,733
United States	2,736	3,138
Japan	3,104	3,232
Other	146	8
Total	$265,679	$275,111